Long-term debt	12 Months Ended
Mar. 31, 2017
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2016 and March 31, 2017 comprised of the following:

	As of
	March 31, 2016		March 31, 2017		March 31, 2017
	(In millions)
Subordinated debt	Rs.	164,204.5	Rs.	149,020.0	US$	2,297.9
Others		358,109.0		581,969.0		8,974.1
Less: Debt issuance cost		*		(68.3)		(1.1)

Total	Rs.	522,313.5	Rs.	730,920.7	US$	11,270.9

*	The Bank has adopted the provisions of ASU 2015-03- “Interest-Imputation of Interest (subtopic 835-30)”, prospectively. Refer to note 2(w)

The below table presents the balance of long-term debt as of March 31, 2016 and March 31, 2017 and the related contractual rates and maturity dates:

	Years ended March 31,
	2016				2017
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2017 - 2025	6.00% to 10.70%	Rs.	121,420.0	2018-2027	6.00% to 10.70%	Rs.	121,215.9	US$	1,869.2
Upper Tier II
Fixed rate	2017 - 2021	8.70% to 10.85%		34,159.0	2018-2021	8.70% to 10.85%		27,797.7		428.6
Variable rate	2017	USD LIBOR+1.2%		6,625.5	—	—		—		—
Perpetual debt	2017 - 2018	9.92%		2,000.0	—	—		—		—
Others*

Variable rate—(1)	2017 - 2020	1.08% to 4.30%		63,207.3	2018-2022	2.20% to 3.70%		22,013.6		339.5

Variable rate—(2)	2017 - 2020	9.40% to 11.05%		74,787.4	2018-2021	8.00% to 11.35%		74,677.8		1,151.5
Fixed rate—(1)	2017 - 2026	8.27% to 10.81%		142,750.0	2018-2027	7.07% to 10.35%		444,930.8		6,860.9
Fixed rate—(2)	2017 - 2018	1.20% to 4.30%		77,364.3	2018	1.62% to 4.30%		40,284.9		621.2

Total			Rs.	522,313.5			Rs.	730,920.7	US$	11,270.9

*	Variable rate (1) and fixed rate (2) represent foreign currency debt

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2017
	(In millions)
Due in the twelve months ending March 31:
2018	Rs.	167,491.4	US$	2,582.8
2019		143,988.3		2,220.3
2020		136,973.9		2,112.2
2021		7,560.0		116.6
2022		12,069.7		186.1
Thereafter		262,837.4		4,052.9

Total	Rs.	730,920.7	US$	11,270.9

During the year ended March 31, 2017 the Bank issued subordinated debt qualifying for Lower Tier II capital, under RBI regulatory guidelines, amounting to nil (previous period nil) and raised other long-term debt Rs. 335,048.9 million (previous period Rs. 129,121.4 million).

As of March 31, 2016 and March 31, 2017, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 140,571.6 million and Rs. 62,353.1 million, respectively, and functional currency borrowings aggregating to Rs. 217,537.4 million and Rs. 519,615.9 million, respectively.